Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Without Sales Load [Member] | C000129315
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%	2.81%	2.29%
Without Sales Load [Member] | C000198747
Average Annual Return [Line Items]
Average Annual Return, Percent	4.65%	2.60%	2.05%
Without Sales Load [Member] | C000119004
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%	2.86%	2.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.60%	2.85%	2.14%
ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.60%	2.85%	2.14%
ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 6-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.60%	2.85%	2.14%